Stockholders Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Stockholders Equity [Abstract]
STOCKHOLDERS EQUITY

NOTE 5 – STOCKHOLDERS EQUITY

Common Shares

The Board of Directors and shareholders were required to increase the number of authorized shares of common stock from (a) 200,000,000 to 500,000,000 during June 2015, (b) 500,000,000 to 1,500,000,000 during July 2015, and (c) 1,500,000,000 to 6,500,000,000 during March 2016, to adhere to the Company’s contractual obligation to maintain the required reserve share amount for debtholders.

2024 Transactions

The Company has not issued any of its authorized capital stock for the quarter ended June 30, 2024.

2023 Transactions

On December 8, 2023, the Company issued 50,000 shares of common stock for commitment shares as part of an Equity Financing Agreement, which were valued in the amount of $455.

As of June 30, 2024 and December 31, 2023, the Company has 12,493,938 and 12,493,938 common shares issued and outstanding, respectively.

Warrants

During the year ended December 31, 2020, the Company issued warrants to purchase 16,000,000 shares of common stock, at an exercise price of $0.03 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 16,000,000 warrants issued with debt at approximately $279,867 at December 31, 2020 as a discount.

On January 6, 2021, the Company issued warrants to purchase 10,000,000 shares of common stock, at an exercise price of $0.033 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 10,000,000 warrants issued with debt at approximately $237,811 as a discount.

On June 22, 2021, the Company issued warrants to purchase 70,000,000 shares of common stock, at an exercise price of $0.100 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 70,000,000 warrants issued with debt at approximately $5,465,726 as a discount.

On September 20, 2021, the Company issued warrants to purchase 7,500,000 shares of common stock, at an exercise price of $0.085 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 7,500,000 warrants issued with debt at approximately $360,607 as a discount.

The following table summarizes the Company’s warrant transactions during the six months ended June 30, 2024 and the year ended December 31, 2023:

	Number of Shares Underlying Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2022	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	(16,000,000)	-0.03
Outstanding at year ended December 31, 2023	87,500,000	$0.091
Granted	-	-
Exercised	-	-
Expired	(80,000,000)	-0.092
Outstanding at quarter ended June 30, 2024	7,500,000	$0.091

Warrants granted in the year ended December 31, 2020 were valued using the Black Scholes Merton Model with the risk-free interest rate of 0.20%, expected life 3 years, expected dividend rate of 0% and expected volatility ranging of 411.72%.

Warrants granted in the year ended December 31, 2021 were valued using the Black Scholes Merton Model with the risk-free interest rate within ranges between 0.20% to 0.45%, term of 3 years, dividend rate of 0% and historical volatility ranging between, 338.36% to 394.78%. The final value assigned to the warrants was determined using a relative fair value calculation between the amount of warrants and promissory notes.

Designation of Series AA Super Voting Preferred Stock

On June 30, 2014, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing the issuance of up to eleven million (11,000,000) shares of preferred stock, par value $0.001 per share.

On May 2, 2014, the Company filed with the Secretary of State with Nevada in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series AA Super Voting Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

All of the Holders of the Series AA Super Voting Preferred Stock together, voting separately as a class, shall have an aggregate vote equal to sixty-seven (67%) percent of the total vote on all matters submitted to the stockholders that each stockholder of the Corporation’s Common Stock is entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action and consideration.

The holders of the Series AA Super Voting Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

Upon liquidation, dissolution and winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series AA Super Voting Preferred Stock shall not be entitled to receive out of the assets of the Company, whether from capital or earnings available for distribution, any amounts which will be otherwise available to and distributed to the common shareholders.

The shares of the Series AA Super Voting Preferred Stock will not be convertible into the shares of the Company’s common stock.

On November 26, 2019, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing the increase to 1,050,000 shares of the Series AA Super Voting Preferred Stock. The amended certificate of designation for the Series AA Preferred Stock further provides that a unanimous consent of the holders of Series AA Preferred Stock is necessary for, among other things, a change in control of the Company, requiring the votes of both Messrs. Christensen and Novas.

On June 26, 2020, Meso Numismatics, Inc. completed the repurchase of 1,000,000 shares of its Series AA Super Voting Preferred Stock for an aggregate total purchase price equal to $160,000, representing all of the Series AA Super Voting Preferred Stock held by E-Network de Costa Rica S.A. and S&M Chuah Enterprises Ltd., respectively.

On June 26, 2020, due to Mr. Pereira’s resignation, the Company’s Board of Directors appointed Mr. David Christensen, current Director and President of the Company, to serve as Chief Executive Officer, Chief Financial Officer and Secretary, effective June 27, 2020 and granted 50,000 shares of Series AA Super Voting Preferred Stock to Mr. David Christensen.

The $166,795 value of the 50,000 shares of Series AA Super Voting Preferred Stock to Mr. David Christensen is based on the 10,000 votes per preferred share to one vote per common share. Valuation based on definition of control premium is defined as the price to which a willing buyer and willing seller would agree in any arms-length transaction to acquire control of the Company. The premium paid above the market value of the company is real economic benefit to controlling the Company. Historically, the average control premium applied in M&A transactions averages approximately 30%, which represents the value of control.

On August 18, 2021, the Company completed its acquisition of Global Stem Cells Group Inc., through a Stock Purchase Agreement acquiring all the outstanding capital stock of Global Stem Cells Group Inc and paid the purchase price of a total of 1,000,000 shares of Series AA Preferred Stock in the Company, 8,974 shares of Series DD Preferred Stock in the Company and $225,000 USD (the final payment of $50,000 was made on July 2, 2021).

The Series AA Super Voting Preferred Stock issued on August 18, 2021, was valued based upon industry specific control premiums and the Company’s market cap at the time of the transaction. The $963,866 value of the 1,000,000 shares of Series AA Super Voting Preferred Stock issued to Benito Novas were valued based on a calculation by a third party independent valuation specialist.

As of June 30, 2024 and December 31, 2023, the Company had 1,050,000 and 1,050,000 preferred shares of Series AA Preferred Stock issued and outstanding, respectively. During the period of these financial statements, no dividend was declared or paid on the Series AA preferred shares.

Designation of Series BB Preferred Stock

On March 29, 2017, the Company filed with the Secretary of State with Nevada in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series BB Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

Each holder of outstanding shares of Series BB Preferred Stock shall be entitled to convert on a 1 for 1 basis into shares of the Company’s common stock, any or all of their shares of Series BB Preferred Stock after a minimum of six (6) months have elapsed from the issuance of the preferred stock to the holder. The Series BB Preferred Stock has no voting rights until the Holder redeems the preferred stock into the Company’s common stock. The Series BB Preferred Stock shall not be adjusted by the Corporation.

The holders of the Series BB Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The Series BB Preferred Stock has a liquidation value of $1.00. Upon liquidation, dissolution and winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series BB Preferred Stock shall be entitled to share equally and ratably in proportion to the preferred stock owned by the holder to receive out of the assets of the Company, whether from capital or earnings available for distribution, any amounts which will be otherwise available to and distributed to the common shareholders.

As of December 31, 2019, 81,043 Preferred Series BB shares were exchanged for an aggregate of $97,252 convertible notes and 276,723 Preferred Series BB shares were exchanged for an aggregate of $332,068 promissory notes of which 78,620 were returned and cancelled and 279,146 were still outstanding at December 31, 2020. During the three months ended March 31, 2021, the remaining 279,146 were returned and cancelled.

As of June 30, 2024 and December 31, 2023, the Company had no preferred shares of Series BB Preferred Stock issued and outstanding.

Designation of Series CC Preferred Stock

At any time prior to November 25, 2022 (“Automatic Conversion Date”) the Company may redeem for cash out of funds legally available therefor, any or all of the outstanding Series CC Convertible Preferred Stock at a price equal to $1,000 per share. If not converted prior, on the Automatic Conversion Date, any and all remaining issued and outstanding shares of Series CC Convertible Preferred Stock shall automatically convert at the Conversion Price, which is a price per share determined by dividing the number of issued and outstanding shares of common stock of the Company on the date of conversion by 1,000 and multiply the results by 0.8.

Each holder of outstanding shares of Series CC Convertible Preferred Stock shall be entitled to convert, prior to the Automatic Conversion Date, part or all of its shares of Series CC Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock at a price per share determined by dividing the number of issued and outstanding shares of stock of the Company on the date of conversion by 1,000 and multiplying the results by 0.8 conversion price.

The holders of the Series CC Convertible Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The holders of the Series CC Convertible Preferred Stock shall not be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action.

As of June 30, 2024 and December 31, 2023, the Company had no preferred shares of Series CC Preferred Stock issued and outstanding.

Designation of Series DD Convertible Preferred Stock

On November 26, 2019, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing ten thousand (10,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series DD Convertible Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

Each holder of outstanding shares of Series DD Convertible Preferred Stock shall be entitled to its shares of Series DD Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price.

The holders of the Series DD Convertible Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The holders of the Series DD Convertible Preferred Stock shall not be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action.

On August 18, 2021, the Company completed its acquisition of Global Stem Cells Group Inc., through a Stock Purchase Agreement acquiring all the outstanding capital stock of Global Stem Cells Group Inc and paid the purchase price of a total of 1,000,000 shares of Series AA Preferred Stock in the Company, 8,974 shares of Series DD Preferred Stock in the Company and $225,000 USD (the final payment of $50,000 was made on July 2, 2021).

The $5,038,576 value of the 8,974 shares of Series DD Convertible Preferred Stock to Benito Novas is based on converting into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price. The $5,038,576 value of the 8,974 shares of Series DD Convertible Preferred Stock represents the fair value of the consideration paid allocated to the assets and liabilities acquired from Global Stem Cells Group Inc.

In consideration of mutual covenants set forth in the Professional Service Consulting Agreement, Dave Christensen, current Director, President, Chief Executive Officer, Chief Financial Officer and Secretary, shall be compensated monthly based on annual rate of $90,000, starting January 1, 2022. Additionally, the agreement includes an issuance of 896 shares of Series DD Preferred Stock of the Company. An amount of 448 shares were issued on August 18, 2021 and the remaining 448 were issued February 18, 2022.

The $503,072 value of the 896 shares of Series DD Convertible Preferred Stock is based on converting into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price. The $251,536 value of the 448 shares of Series DD Convertible Preferred Stock was recorded as stock payable at December 31, 2021 and issued on February 18, 2022. The full amount of $503,552 was expensed at the date of grant, as a matter of accounting policy.

As of June 30, 2024 and December 31, 2023, the Company had 9,870 and 9,870 preferred shares of Series DD Convertible Preferred Stock issued and outstanding, respectively. During the period of these financial statements, no dividend was declared or paid on the Series DD preferred shares.

NOTE 5 – STOCKHOLDERS EQUITY

Common Shares

The Board of Directors and shareholders were required to increase the number of authorized shares of common stock from (a) 200,000,000 to 500,000,000 during June 2015, (b) 500,000,000 to 1,500,000,000 during July 2015, and (c) 1,500,000,000 to 6,500,000,000 during March 2016, to adhere to the Company’s contractual obligation to maintain the required reserve share amount for debtholders.

2022 Transactions

On March 23, 2022, the Company issued 76,278 shares of common stock for consulting services, which were valued in the amount of $10,000.

On May 5, 2022, the Company issued 89,485 shares of common stock for consulting services, which were valued in the amount of $10,000.

On November 30, 2022, the Company issued 193,050 shares of common stock for consulting services, which were valued in the amount of $10,000.

2023 Transactions

On December 8, 2023, the Company issued 50,000 shares of common stock for commitment shares as part of an Equity Financing Agreement, which were valued in the amount of $455.

As of December 31, 2023 and December 31, 2022, the Company has 12,493,938 and 12,443,938 common shares issued and outstanding, respectively.

Warrants

During the year ended December 31, 2020, the Company issued warrants to purchase 16,000,000 shares of common stock, at exercise prices of $0.03 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 16,000,000 warrants issued with debt at approximately $279,867 at December 31, 2020 as a discount.

On January 6, 2021, the Company issued warrants to purchase 10,000,000 shares of common stock, at exercise prices of $0.033 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 10,000,000 warrants issued with debt at approximately $237,811 as a discount.

On June 22, 2021, the Company issued warrants to purchase 70,000,000 shares of common stock, at exercise prices of $0.100 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 70,000,000 warrants issued with debt at approximately $5,465,726 as a discount. The warrants were amended to change exercise date to June 22, 2023 and expire five years from exercise date.

On September 20, 2021, the Company issued warrants to purchase 7,500,000 shares of common stock, at exercise prices of $0.085 per share. These warrants expire three years from issuance date. The Company recorded the fair value of the 7,500,000 warrants issued with debt at approximately $360,607 as a discount.

The following table summarizes the Company’s warrant transactions during the year ended December 31, 2023 and year ended December 2022:

	Number of Warrants	Weighted Average Exercise Price
Outstanding at year ended December 31, 2021	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	-	-
Outstanding at year ended December 31, 2022	103,500,000	$0.082
Granted	-	-
Exercised	-	-
Expired	(16,000,000)	-0.03
Outstanding at year ended December 31, 2023	87,500,000	$0.091

Warrants granted in the year ended December 31, 2020 were valued using the Black Scholes Merton Model with the risk-free interest rate of 0.20%, expected life 3 years, expected dividend rate of 0% and expected volatility ranging of 411.72%.

Warrants granted in the year ended December 31, 2021 were valued using the Black Scholes Merton Model with the risk-free interest rate within ranges between 0.20% to 0.45%, term of 3 years, dividend rate of 0% and historical volatility ranging between, 338.36% to 394.78%. The final value assigned to the warrants was determined using a relative fair value calculation between the amount of warrants and promissory notes.

Designation of Series AA Super Voting Preferred Stock

On June 30, 2014, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing the issuance of up to eleven million (11,000,000) shares of preferred stock, par value $0.001 per share.

On May 2, 2014, the Company filed with the Secretary of State with Nevada in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series AA Super Voting Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

All of the Holders of the Series AA Super Voting Preferred Stock together, voting separately as a class, shall have an aggregate vote equal to sixty-seven (67%) percent of the total vote on all matters submitted to the stockholders that each stockholder of the Corporation’s Common Stock is entitled to vote at each meeting of stockholders of the Corporation (and written actions of stockholders in lieu of meetings) with respect to any and all matters presented to the stockholders of the Corporation for their action and consideration.

The holders of the Series AA Super Voting Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

Upon liquidation, dissolution and winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series AA Super Voting Preferred Stock shall not be entitled to receive out of the assets of the Company, whether from capital or earnings available for distribution, any amounts which will be otherwise available to and distributed to the common shareholders.

The shares of the Series AA Super Voting Preferred Stock will not be convertible into the shares of the Company’s common stock.

On November 26, 2019, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing the increase to 1,050,000 shares of the Series AA Super Voting Preferred Stock.

On June 26, 2020, Meso Numismatics, Inc. completed the repurchase of 1,000,000 shares of its Series AA (“Series AA”) Super Voting Preferred Stock for an aggregate total purchase price equal to $160,000, representing all of the Series AA shares held by E-Network de Costa Rica S.A. and S&M Chuah Enterprises Ltd., respectively.

On June 26, 2020, due to Mr. Pereira’s resignation, Meso Numismatics, Inc.’s Board of Directors appointed Mr. David Christensen, current Director and President of the Company, to serve as Chief Executive Officer, Chief Financial Officer and Secretary, effective June 27, 2020 and granted 50,000 shares of Series AA to Mr. David Christensen.

The $166,795 value of the 50,000 shares of Series AA Super Voting Preferred Stock to Mr. David Christensen is based on the 10,000 votes per preferred share to one vote per common share. Valuation based on definition of control premium is defined as the price to which a willing buyer and willing seller would agree in any arms-length transaction to acquire control of the Company. The premium paid above the market value of the company is real economic benefit to controlling the Company. Historically, the average control premium applied in M&A transactions averages approximately 30%, which represents the value of control.

On August 18, 2021, Meso Numismatics, Inc., completed its acquisition of Global Stem Cells Group Inc., through a Stock Purchase Agreement acquiring all the outstanding capital stock of Global Stem Cells Group Inc and paid the purchase price of a total of 1,000,000 shares of Series AA Preferred Stock in the Company, 8,974 shares of Series DD Preferred Stock in the Company and $225,000 USD (the final payment of $50,000 was made on July 2, 2021).

The Series AA Preferred shares issued on August 18, 2021, were valued based upon industry specific control premiums and the Company’s market cap at the time of the transaction. The $963,866 value of the 1,000,000 shares of Series AA Super Voting Preferred Stock issued to Benito Novas were valued based on a calculation by a third party independent valuation specialist.

As of December 31, 2023 and December 31, 2022, the Company has 1,050,000 and 1,050,000 preferred shares of Series AA Preferred Stock issued and outstanding, respectively. During the period of these financial statements, no dividend was declared or paid on the Series AA preferred shares.

Designation of Series BB Preferred Stock

On March 29, 2017, the Company filed with the Secretary of State with Nevada in the form of a Certificate of Designation that authorized the issuance of up to one million (1,000,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series BB Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

Each holder of outstanding shares of Series BB Preferred Stock shall be entitled to convert on a 1 for 1 basis into shares of the Company’s common stock, any or all of their shares of Series BB Preferred Stock after a minimum of six (6) months have elapsed from the issuance of the preferred stock to the holder. The Series BB Preferred Stock has no voting rights until the Holder redeems the preferred stock into the Company’s common stock. The Series BB Preferred Stock shall not be adjusted by the Corporation.

The holders of the Series BB Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The Series BB Preferred Stock has a liquidation value of $1.00. Upon liquidation, dissolution and winding up of the affairs of the Company, whether voluntary or involuntary, the holders of the Series BB Preferred Stock shall be entitled to share equally and ratably in proportion to the preferred stock owned by the holder to receive out of the assets of the Company, whether from capital or earnings available for distribution, any amounts which will be otherwise available to and distributed to the common shareholders.

As of December 31, 2019, 81,043 Preferred Series BB shares were exchanged for an aggregate of $97,252 convertible notes and 276,723 Preferred Series BB shares were exchanged for an aggregate of $332,068 promissory notes of which 78,620 were returned and cancelled and 279,146 were still outstanding at December 31, 2020. During the three months ended March 31, 2021, the remaining 279,146 were returned and cancelled.

As of December 31, 2023 and December 31, 2022, the Company had no preferred shares of Series BB Preferred Stock issued and outstanding.

Designation of Series CC Preferred Stock

At any time prior to November 25, 2022 (“Automatic Conversion Date”) the Company may redeem for cash out of funds legally available therefor, any or all of the outstanding Series CC Convertible Preferred Stock at a price equal to $1,000 per share. If not converted prior, on the Automatic Conversion Date, any and all remaining issued and outstanding shares of Series CC Convertible Preferred Stock shall automatically convert at the Conversion Price, which is a price per share determined by dividing the number of issued and outstanding shares of common stock of the Company on the date of conversion by 1,000 and multiply the results by 0.8.

Each holder of outstanding shares of Series CC Convertible Preferred Stock shall be entitled to convert, prior to the Automatic Conversion Date, part or all of its shares of Series CC Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock at a price per share determined by dividing the number of issued and outstanding shares of stock of the Company on the date of conversion by 1,000 and multiplying the results by 0.8 conversion price.

The holders of the Series CC Convertible Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The holders of the Series CC Convertible Preferred Stock shall not be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action.

As of December 31, 2023 and December 31, 2022, the Company had no preferred shares of Series CC Preferred Stock issued and outstanding.

Designation of Series DD Convertible Preferred Stock

On November 26, 2019, the Company filed with the Secretary of State with Nevada an amendment to the Company’s Articles of Incorporation, authorizing ten thousand (10,000) shares of a new series of preferred stock, par value $0.001 per share, designated “Series DD Convertible Preferred Stock,” for which the board of directors established the rights, preferences and limitations thereof.

Each holder of outstanding shares of Series DD Convertible Preferred Stock shall be entitled to its shares of Series DD Convertible Preferred Stock into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price.

The holders of the Series DD Convertible Preferred Stock shall not be entitled to receive dividends paid on the Company’s common stock.

The holders of the Series DD Convertible Preferred Stock shall not be entitled to vote on any matter submitted to the shareholders of the Company for their vote, waiver, release or other action.

On August 18, 2021, Meso Numismatics, Inc., completed its acquisition of Global Stem Cells Group Inc., through a Stock Purchase Agreement acquiring all the outstanding capital stock of Global Stem Cells Group Inc and paid the purchase price of a total of 1,000,000 shares of Series AA Preferred Stock in the Company, 8,974 shares of Series DD Preferred Stock in the Company and $225,000 USD (the final payment of $50,000 was made on July 2, 2021).

The $5,038,576 value of the 8,974 shares of Series DD Convertible Preferred Stock to Benito Novas is based on converting into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price. The $5,038,576 value of the 8,974 shares of Series DD Convertible Preferred Stock represents the fair value of the consideration paid allocated to the assets and liabilities acquired from Global Stem Cells Group Inc.

In consideration of mutual covenants set forth in the Professional Service Consulting Agreement, Dave Christensen, current Director, President, Chief Executive Officer, Chief Financial Officer and Secretary, shall be compensated monthly based on annual rate of $90,000, starting January 1, 2022. Additionally, the agreement includes an issuance of 896 shares of Series DD Preferred Stock of the Company. An amount of 448 shares were issued on August 18, 2021 and the remaining 448 were issued February 18, 2022.

The $503,072 value of the 896 shares of Series DD Convertible Preferred Stock is based on converting into a number of fully paid and nonassessable shares of common stock determined by multiplying the number of issued and outstanding shares of common stock of the Company on the date of conversion by 3.17 conversion price. The $251,536 value of the 448 shares of Series DD Convertible Preferred Stock was recorded as stock payable at December 31, 2021 and issued on February 18, 2022. The full amount of $503,552 was expensed at the date of grant, as a matter of accounting policy.

As of December 31, 2023 and December 31, 2022, the Company had 9,870 and 9,422 preferred shares of Series DD Convertible Preferred Stock issued and outstanding, respectively. During the period of these financial statements, no dividend was declared or paid on the Series DD preferred shares.